Other Disclosures - Credit Risk - Summary of Impact of Currency Fluctuations on Groups Net Loss (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Disclosures [Line Items]
Currency fluctuation (Percentage)	1.00%	1.00%	1.00%
Effect	kr 1,369	kr 14,805	kr 229
EUR
Other Disclosures [Line Items]
Currency fluctuation	+/- 2%	+/- 2%	+/- 2%
Currency fluctuation (Percentage)	2.00%	2.00%	2.00%
Effect	kr 284	kr 538	kr 503
USD
Other Disclosures [Line Items]
Currency fluctuation	+/-10%	+/-10%	+/-10%
Currency fluctuation (Percentage)	10.00%	10.00%	10.00%
Effect	kr 19,239	kr 22,178	kr 21
CHF
Other Disclosures [Line Items]
Currency fluctuation	+/-10%	+/-10%	+/-10%
Currency fluctuation (Percentage)	10.00%	10.00%	10.00%
Effect	kr 508	kr 611
GBP
Other Disclosures [Line Items]
Currency fluctuation	+/-10%	+/-10%	+/-10%
Currency fluctuation (Percentage)	10.00%	10.00%	10.00%
Effect	kr 22	kr 199	kr 461